BLACKROCK ETF TRUST II

iShares High Yield Muni Income Active ETF

(the “Fund”)

Supplement dated February 10, 2025 to the

Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) of the Fund,

each dated November 27, 2024 (as amended February 10, 2025)

The information in this Supplement is substantially similar to the information with respect to the Fund in the Supplement dated December 5, 2024 to the Fund’s Summary Prospectus, Prospectus and SAI, each dated November 27, 2024.

On September 13, 2024, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “iShares Short Duration High Yield Muni Active ETF” and certain changes to the Fund’s investment strategies, management fee, and contractual management fee waiver. In addition, Fund management has determined to make certain changes to the benchmark indices against which the Fund compares its performance. All of these changes are expected to become effective on or about June 30, 2025.

Accordingly, effective on or about June 30, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

Change in the Fund’s Name

All references to “iShares High Yield Muni Income Active ETF” are changed to “iShares Short Duration High Yield Muni Active ETF” to reflect the Fund’s new name.

Change in the Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Principal Investment Strategies” and the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies” are deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund seeks to achieve its objectives by investing at least 80% of its assets in municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within such policy or to one or more market risk factors associated with such securities. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax (“AMT”)). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Under normal market conditions, the Fund will seek to maintain an investment portfolio with a weighted average effective duration of less than 5 years. However, in certain market conditions, the weighted average effective duration may go up to 6 years.

The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Fund management intends to invest at least 65% of the Fund’s net assets in medium- to low-quality bonds as rated by at least one independent rating agency (BBB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, judged to be of comparable quality by BFA. Obligations rated below BBB or Baa are commonly known as “junk bonds.” It is possible that the Fund could invest up to 100% of its assets in junk bonds. Fund management reserves the right to invest less than 65% of the Fund’s net assets in municipal bonds rated BBB or Baa or lower if Fund management determines that there is an insufficient supply of such obligations available for investment.

The Fund may also invest up to 20% of its net assets in municipal bonds that are considered distressed securities, which are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by at least one independent rating agency (CC or lower by S&P or Fitch, or Ca or lower by Moody’s), or if unrated, judged to be of comparable quality by BFA.

Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. The Fund will primarily invest in municipal bonds that have a maturity of five years or longer. The Fund is classified as non-diversified under the 1940 Act.

The Fund may use derivative instruments to hedge its investments, including taking short positions in U.S. Treasury futures to manage overall portfolio duration risk.

The Fund may gain exposure to municipal bonds through its investments in other investment companies, including affiliated exchange-traded funds, that invest in such securities. The Fund may invest up to 20% of its total assets in such other investment companies.

The section of the Prospectus entitled “More Information About the Fund — Additional Information on Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Additional Information on Principal Investment Strategies. The Fund primarily seeks to maximize tax-free current income and secondarily seeks to maximize capital appreciation with a portfolio composed principally of high yield and other income-generating U.S. municipal bonds. Under normal circumstances, the Fund seeks to achieve its objectives by investing at least 80% of its assets in municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within such policy or to one or more market risk factors associated with such securities.

Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of federal AMT). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Under normal market conditions, the Fund will seek to maintain an investment portfolio with a weighted average effective duration of less than 5 years. However, in certain market conditions, the weighted average effective duration may go up to 6 years.

The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Fund management intends to invest at least 65% of the Fund’s net assets in medium- to low-quality bonds as rated by at least one independent rating agency (BBB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, judged to be of comparable quality by BFA. Obligations rated below BBB or Baa are commonly known as “junk bonds.” It is possible that the Fund could invest up to 100% of its assets in junk bonds. Fund management reserves the right to invest less than 65% of the Fund’s net assets in municipal bonds rated BBB or Baa or lower if Fund management determines that there is an insufficient supply of such obligations available for investment.

The Fund may also invest up to 20% of its net assets in municipal bonds that are considered distressed securities, which are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by at least one independent rating agency (CC or lower by S&P or Fitch, or Ca or lower by Moody’s), or if unrated, judged to be of comparable quality by BFA.

Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. The Fund will primarily invest in municipal bonds that have a maturity of five years or longer. The Fund is classified as non-diversified under the 1940 Act.

The Fund may use derivative instruments to hedge its investments, including taking short positions in U.S. Treasury futures to manage overall portfolio duration risk.

The Fund may gain exposure to municipal bonds through its investments in other investment companies, including affiliated exchange-traded funds, that invest in such securities. The Fund may invest up to 20% of its total assets in such other investment companies.

The section of the Prospectus entitled “More Information About the Fund — Other Strategies” is deleted in its entirety and replaced with the following:

In addition to the principal strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

•

Tender Option Bonds and Related Securities — The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.

The section of the Statement of Additional Information entitled “Investment Strategies and Risks” is deleted in its entirety.

Changes in the Fund’s Management Fee and Contractual Management Fee Waiver

The chart in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1,2]	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1,3]	Total Annual Fund Operating Expenses[3]	Fee Waiver[1,2]	Total Annual Fund Operating Expenses After Fee Waiver[1,2]
0.40%	None	None	0.01%	0.41%	(0.06)%	0.35%

[1]

As described in the “Management” section of the Fund’s prospectus beginning on page 19, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management” section of the Fund’s prospectus beginning on page 19, BFA has contractually agreed to waive 0.05% of its management fee payable, through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.

The third and fourth paragraphs in the section of the Prospectus entitled “Management — Investment Adviser” are deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BFA is paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.40%.

BFA has contractually agreed to waive 0.05% of the management fee through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

The fourth paragraph in the section of the Statement of Additional Information entitled “Investment Advisory, Administrative and Distribution Services” is deleted in its entirety and replaced with the following:

With respect to the iShares Short Duration High Yield Muni Active ETF, BFA has contractually agreed to waive 0.05% of the management fee through June 30, 2026. With respect to the iShares Intermediate Muni Income Active ETF, BFA has contractually agreed to waive 0.10% of the management fee through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Change in the Fund’s Benchmark

In the section of the Summary Prospectus entitled “Performance Information” and the section of the Prospectus entitled “Fund Overview — Performance Information,” the BlackRock Municipal Bond Index and a customized reference benchmark comprised of 60% Muni HY (0-18 years), 20% Muni BBB (0-18 years) and 20% IG ex BBB (0-18 years) (the “New Customized Benchmark”) replace the Bloomberg Municipal High Yield Bond Index and a customized reference benchmark comprised of 80% Bloomberg Municipal High Yield Index, 10% Bloomberg BBB Index and 10% Bloomberg Single A Index (0-18 years) as the performance benchmarks against which the Fund measures its performance. Fund management believes the BlackRock Municipal Bond Index and the New Customized Benchmark are more relevant to the Fund’s new investment strategies.

Shareholders should retain this Supplement for future reference.

PR2SAI-SHYM-0225SUP